CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) income	$ (2,343)	$ 433	$ 308
Adjustments for the following non-cash items:
Depreciation	1,240	1,262	1,342
Unrealized financial instrument gain	(99)	(265)	(159)
Share of loss from equity-accounted investments	8	24	8
Deferred income tax (recovery) expense	(132)	67	(40)
Other non-cash items	209	(150)	(361)
Remeasurement of interests held in BRHC by the partnership	813	(58)	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares	848	(61)	0
Remeasurement of exchangeable and class B shares of BRHC	0	(574)	106
Dividends received from equity-accounted investments	7	74	14
Cash flows from (used in) operations before changes in related parties and working capital balances	551	752	1,218
Changes in due to or from related parties	45	61	(20)
Net change in working capital balances	(94)	(264)	405
Cash flows from (used in) operating activities	502	549	1,603
Financing activities
Proceeds from non-recourse borrowings	4,238	3,908	2,601
Repayment of non-recourse borrowings	(2,819)	(3,105)	(2,032)
Capital contributions from non-controlling interests	1,207	268	189
Capital repaid to non-controlling interests	(803)	(133)	(169)
Exchangeable share issuance	0	0	251
Distributions paid:
To participating non-controlling interests	(1,928)	(410)	(669)
To the partnership by BRHC	(5)	0	0
Related party borrowings, net	206	(336)	(807)
Net cash flows from (used in) financing activities	96	192	(636)
Investing activities
Acquisitions, net of cash and cash equivalents in acquired entity	0	0	(180)
Acquisitions of equity-accounted investments	(153)	(110)	(22)
Investment in property, plant and equipment	(1,138)	(949)	(1,028)
Proceeds from disposal of assets	568	810	109
Purchase of financial assets	0	(575)	0
Proceeds from financial assets	314	172	134
Restricted cash and other	(167)	(13)	(31)
Cash flows from (used in) investing activities	(576)	(665)	(1,018)
Increase (decrease)	22	76	(51)
Foreign exchange gain (loss) on cash	44	(77)	36
Net change in cash classified within assets held for sale	(8)	(2)	0
Balance, beginning of year	624	627	642
Balance, end of year	682	624	627
Supplemental cash flow information:
Interest paid	1,530	1,689	1,177
Interest received	92	90	101
Income taxes paid	$ 116	$ 73	$ 167